PGIM Muni High Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Municipal Bonds 89.7%
Alabama 2.8%
Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	4,500	$4,595,577
Novelis Corp. Proj., Series B, AMT (Mandatory put date 06/01/32), 144A	4.625(cc)	06/01/55	2,000	2,007,766
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,211,014
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	3,000	3,095,592
Gas Proj., Series C (Mandatory put date 08/01/34), 144A	5.500(cc)	11/01/56	2,500	2,643,691
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	3,023,899

Energy Southeast A Cooperative Dist. Rev., Series A	5.000	11/01/35	3,500	3,775,975
Mobile Cnty. Indl. Dev. Auth. Rev., AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	1,500	1,455,444
Southeast Energy Auth. Cooperative Dist. Rev., Series D	5.000	09/01/35	2,000	2,192,802
				26,001,760
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,789,314
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,910,041
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,690,207
				7,389,562
Arizona 1.8%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	976,161
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,478,909
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,934,597

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	863,226
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,006,540
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	926,027
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	958,246
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	955,716
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,219,009

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,166,760
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	947,493
Friendship Vlg., Series B	4.000	12/01/56	1,000	772,492
				16,205,176
California 5.0%
California Cmnty. Choice Fing. Auth. Rev., Clean Energy Proj., Sustainable Bond, Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	2,250	2,394,322
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	879,802
Sub. Series B-2, Rfdg., CABS	5.708(t)	06/01/55	3,000	570,066

California Infrast. & Econ. Dev. Bank Rev., Sustainability Bond, Sub. Brightline W Passenger Proj., Series A, Rfdg., AMT (Mandatory put date 01/01/35), 144A	9.500(cc)	01/01/65	9,000	7,703,078

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000%	01/01/39	3,000	$3,084,451
HumanGood California Oblig. Grp.	4.000	10/01/49	2,000	1,727,249
Muni. CTFS, Series 2025-1, Class A-2	3.537(cc)	02/20/41	3,730	3,317,397

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	27,500
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	750,863
California Statewide Cmntys. Dev. Auth. Rev., CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,033,252
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.505(cc)	09/25/37	19,321	2,041,977
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.701(cc)	04/25/42	2,249	2,302,733

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bond, Series 2022 ML-13, Class X-CA	0.965(cc)	07/25/36	31,745	1,715,744
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.602(t)	06/01/66	22,000	2,346,799
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	110	110,278
Los Angeles Dept. of Wtr. & Pwr. Rev., Series A, Rfdg., BAM	5.250	07/01/44	1,350	1,470,975
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,528,157
Series A	7.000	11/01/34	1,650	1,973,583

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.444(t)	06/01/60	3,500	548,438
River Islands Pub. Fing. Auth.,
Spl. Tax, Escrow Bonds Cmnty. Facs. Dist. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000	09/01/55	4,345	4,321,291
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,566,583
Sacramento,
Spl. Tax	4.000	09/01/46	750	661,905
Spl. Tax	4.000	09/01/50	1,000	860,797

San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	1,500	1,620,202
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	6.593(t)	06/01/54	3,000	594,217
				46,151,659
Colorado 3.0%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	983,423
Liberty Common Sch., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,750,559
Rfdg.	5.000	11/01/44	885	885,051
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,570,429
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	883,165
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,407,676
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,289,960
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,096,817
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/42	350	343,603
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/51	850	788,538

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,500,000
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,000,014

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500%	11/15/38	6,050	$7,327,106
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	398,241
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	1,020,000
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	1,700	1,719,162

Vail Home Partners Corp. Rev., Local MF Hsg., 144A	6.000	10/01/64	1,500	1,526,542
				27,490,286
Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,006,573
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,036,259
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,413,123
				6,455,955
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	682,145
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	952,111
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	499,304
				2,133,560
District of Columbia 1.3%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,132,883
KIPP DC Proj.	4.000	07/01/49	4,610	3,941,086
Rfdg.	5.000	06/01/40	1,500	1,517,147
Rfdg.	5.000	06/01/55	1,500	1,387,573

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	3,000	3,086,482
				12,065,171
Florida 8.4%
Alachua Cnty. Hsg. Fin. Auth. Rev., Woodland Park II, Series B (Mandatory put date 07/01/28), 144A	4.900(cc)	07/01/29	1,850	1,852,189
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	815	816,208
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.036(t)	07/01/61	45,000	3,839,786
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	891,103
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,579,123
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,638,405
MVM Landfill LLC Proj., Series A, AMT, 144A	6.875	12/01/44	2,500	2,532,886

City of Venice Rev., Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	893,601
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	270	272,256
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,942,662
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	4,036,801

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Dev. Fin. Corp. Rev., (cont’d.)
Mater Academy Proj., Series A	5.000%	06/15/55	1,000	$949,376
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,761,160
Renaissance Chrt. Sch., Rfdg., 144A	6.000	06/15/55	2,000	2,025,910
River City Science Academy Proj., Series A	4.000	07/01/45	565	478,767
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,093,438
Wste. Pro USA, Inc. Proj. (Mandatory put date 07/01/30), 144A	4.450(cc)	07/01/37	1,000	1,006,233

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,705,154
Grtr. Orlando Avtn. Auth. Rev., Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,700,241
Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,149,532
Indigo CDD, Spl. Assmt.	5.750	05/01/36(d)	477	390,825
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	896,619
Julington Creek Plantation CDD, Spl. Assmt., AG.	4.625	05/01/54	1,550	1,537,204
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	945,301
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	200	201,244
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,003,366
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,008,843
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	623,886
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	808,747
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,059,237
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,078,756

Lee Cnty. Hsg. Fin. Auth. Rev., Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,502,576
Lee County Indl. Dev. Auth. Rev., Shell Point 2024B-1, Temps -85	4.750	11/15/29	1,000	1,011,008
Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,980,382
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,098,701
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,564,744

Osceola Cnty. Trans. Rev., Series A-2, Rfdg., CABS	5.302(t)	10/01/54	1,000	221,051
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AG.	5.750	09/01/54	1,000	1,067,801
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,123,537
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,182,763
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,590	1,590,623
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,205	1,122,915
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,565	2,375,589
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	475	435,822
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,180	1,105,524
Spl. Assmt., Fla.	3.700	05/01/50	940	765,784
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,160	876,621

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Vlg. CDD No. 14, Spl. Assmt.	5.500%	05/01/53	1,560	$1,607,551
				77,351,851
Georgia 3.4%
Atlanta Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,845,381
Atlanta GA Dept. Avtn. Rev., Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,077,082
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,859,642
Cobb Cnty. Dev. Auth. Rev., Mt. Bethel Christian Academy Proj., 144A	6.250	06/01/64	2,000	2,054,834
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,504,642
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	3,000	3,000,731
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	997,914

Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare, Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,698,307
Main Street Natural Gas, Inc. Rev., Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	7,250	7,823,080
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,001,226
Savannah Georgia Convention Center Auth. Rev.,
Convention Cntr. Hotel, 1st Tier, Series A	5.250	06/01/61	3,000	3,020,729
Convention Cntr. Hotel, 3rd Tier, Series C, AG	5.000	06/01/58	2,500	2,557,678
				31,441,246
Illinois 6.3%
Chicago Brd. of Ed.,
Series A, GO, Rfdg.	4.000	12/01/27	500	495,469
Series A, GO, Rfdg.	5.000	12/01/35	500	494,235
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,390,000
Series C, GO	5.250	12/01/35	1,015	989,147
Series D, GO	5.000	12/01/46	2,470	2,238,773
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,153,788

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,514,430
Chicago Midway Int’l. Arpt. Rev.,
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/53	3,000	3,143,608
Sr. Series C, Rfdg., AMT	5.000	01/01/41	1,500	1,597,601
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AG.	4.000	01/01/53	3,005	2,701,767
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,073,635
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,065,469
Sr. Lien, Series A, AG., AMT	5.500	01/01/53	2,000	2,078,612
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,000	1,074,344
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	994,329

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	887,548
Chicago Wtrwks. Rev., Series A, AG.	5.250	11/01/53	750	782,337
Chicago, IL,
Series A, GO, Rfdg.	5.500	01/01/49	3,000	2,922,601
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,499,829

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Cook Cnty. Cmntys. Clg. Dist., Clgs. of Chicago, GO, Rfdg., BAM	5.000%	12/01/42	2,315	$2,437,493
Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,096,189
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,629,605
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,000	2,623,323
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,170
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	269,503
Illinois St.,
GO	4.000	06/01/36	3,000	3,003,260
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,032,566
Series A, GO	5.000	12/01/39	2,500	2,567,847
Series B, GO	5.000	05/01/38	2,625	2,865,290
Series B, GO	5.250	05/01/43	1,000	1,069,015
Series B, GO	5.500	05/01/47	2,300	2,415,365

Regl. Trans. Auth. Rev., Series A	4.000	06/01/38	4,015	3,962,073
				58,079,221
Indiana 0.4%
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,108,184
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,055	1,101,887
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	976,360
				4,186,431
Iowa 0.5%
Iowa Tob. Settlement Auth. Rev., Sr. Series B-2, Class 2, Rfdg., CABS	4.894(t)	06/01/65	29,275	4,333,875
Kansas 0.4%
City of Colby KS Hosp. Loan Anticipation Rev., Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,500,791
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	585	584,916
				4,085,707
Kentucky 0.9%
Henderson Rev., Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	460,127
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,250	1,354,182
Series B	5.000	12/01/33	5,790	6,048,738
				7,863,047
Louisiana 1.3%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,965,062
Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750	09/01/64	4,000	4,149,363
Wste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,066,020
Wste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,059,934

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350%	07/01/40	1,000	$1,077,350
Plaquemines Port Harbor & Term. Dist. Rev., Txbl. Nola Term. LLC Proj., Series B, 144A^	12.000	12/01/34	3,800	2,698,000
				12,015,729
Maine 0.4%
Fin. Auth. of Maine Rev.,
Casella Wste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625(cc)	12/01/47	2,600	2,614,940
Casella Wste. Sys. Inc. Proj., Series R-3, Rmkt., AMT, 144A	5.000	08/01/35	1,000	1,025,687
				3,640,627
Maryland 0.1%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	975	866,635
Massachusetts 0.3%
Massachusetts Dev. Fin. Agcy. Rev.,
Merrimack Clg. Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	920,723
TUFTS Univ. Student Hsg. Proj., Prog. Medford Prop. Inc.	5.250	06/01/65	1,500	1,551,862
				2,472,585
Michigan 0.5%
Detroit, Series C, GO	6.000	05/01/43	1,000	1,110,096
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,710,421
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	680	680,908

Wayne Cnty. Arpt. Auth. Rev., Detroit Metropolitan Wayne Cnty. Arpt., Series B, AMT	5.750	12/01/50	1,000	1,093,834
				4,595,259
Minnesota 0.4%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,182,171
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	1,250	1,254,298
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,000,033
				3,436,502
Mississippi 0.5%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,314,188
Wste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,047,337
				4,361,525
Missouri 0.6%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,903,689
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,897,047
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,011,794

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri (cont’d.)

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Series A	5.875%	09/01/43	1,000	$1,000,585
				5,813,115
Nebraska 0.2%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,121,313
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	150	161,239
				2,282,552
Nevada 0.1%
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	275	274,725
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,019,311
				1,294,036
New Hampshire 5.2%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,178	4,144,468
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	900	900,130
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	809,917
MF Affordable Hsg. Cert., Series 1, Class B-1	5.750	04/28/42	2,500	2,738,775
Mult. Utility Imps., 144A	5.875	12/15/33	2,500	2,540,089
Muni. Cert., Sustainable Cert., Series 2025-2, Class A-2	4.217(cc)	11/20/42	1,995	1,930,111
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.795(cc)	02/20/41	2,000	1,999,579
River Ranch Proj., CABS, 144A	5.446(t)	12/01/31	4,500	3,187,635
Silverado Proj., 144A	5.000	12/01/28	943	943,560
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	4,105	3,314,347
Sub. Muni. Cert., Series 2025-1, Class B-1	5.150	09/28/37	3,000	3,070,012
Sustainability Bond, Muni. Cert., Series 2025-1, Class A-2	4.167(cc)	01/20/41	994	941,964
Sustainable Cert., Class A-2 (Mandatory put date 06/01/35)	5.150	06/20/41	2,497	2,634,702
Sustainable Cert., Series 2024-1, Class X	0.548(cc)	07/01/51	34,317	1,243,673
Sustainable Cert., Series 2024-2, Class X	0.596(cc)	08/20/39	46,023	1,808,846
Tamarron Proj., 144A	5.250	12/01/35	5,400	5,378,062
The Highlands Proj.	5.125	12/15/30	2,253	2,256,078
The Wildflower Proj., CABS, 144A	5.422(t)	12/15/33	3,360	2,087,876
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,283,054
Valencia Proj., 144A	5.300	12/01/32	1,245	1,247,429
Wtr. Util. Imps., 144A	5.375	12/15/35	3,400	3,394,548
				47,854,855
New Jersey 2.6%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	3,530	3,533,537
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,278,463
Series SSS, Rfdg.	5.250	06/15/39	675	764,404
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,703,379
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,501,348
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,171
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,002,679
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	1,000	1,088,191
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/33	1,550	1,682,276

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Higher Ed. Student Assistance Auth. Rev., (cont’d.)
Sr. Bond, Series 3, Rfdg., AMT	5.000%	12/01/34	1,550	$1,682,334
New Jersey Tpke. Auth. Rev.,
Series A	5.250	01/01/50	2,000	2,170,571
Series A	5.250	01/01/55	2,000	2,156,132

New Jersey Trans. Tr. Fd. Auth. Rev., Series AA, Rfdg.	5.250	06/15/41	1,815	2,022,435
				23,685,920
New York 8.0%
Albany Capital Resource Corp. Rev., Albany Med. Ctr. Hosp. Proj., Series A, Rfdg.	5.500	05/01/55	3,250	3,494,542
Build NYC Resource Corp. Rev.,
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	900	900,293
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,225,221
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.122(t)	06/01/47	5,000	1,109,863
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.763(t)	06/01/50	4,000	488,837

Genesee Cnty. Funding Corp. Rev., Rochester Regional Hlth. Energy Proj., Series A(hh)	5.500	12/01/55	1,500	1,569,246
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	907,888
New York City Muni. Water Fin. Auth. Rev., Fiscal 2026, Sub. Series AA-1(hh)	5.250	06/15/55	3,000	3,186,504
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Fiscal 2026, Series B	5.250	05/01/55	5,000	5,283,765
Sub. Series B-1	3.000	11/01/47	3,200	2,410,422
New York City Trans. Fin. Auth. Rev.,
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.250	05/01/55	1,380	1,457,715
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.500	05/01/53	2,000	2,158,350
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,405,909

New York Liberty Dev. Corp. Rev., Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,394,656
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/50	2,125	2,275,148
Unrefunded, Rfdg., Series A	5.250	03/15/52	5,000	5,287,190
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,310	1,323,232
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	522,032
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,348,213
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,002,282
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,017,344
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,539,779
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AG., AMT	0.000	12/31/54	5,000	3,196,706
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	615	636,425
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,032,879
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,995,375
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,479,718
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	3,465	3,787,489
Sustainabile, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/59	3,000	3,169,876
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	6.294(t)	06/01/66	1,000	81,233
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	395	362,979

Triborough Bridge & Tunnel Auth. Rev., TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,078,228
				73,129,339

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
The Presbyterian Homes Oblig. Grp., Series A	5.000%	10/01/50	2,780	$2,709,846
United Methodist Retmnt. Homes Proj., Series A(hh)	5.125	10/01/56	1,135	1,131,495
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	525,181
				4,366,522
Ohio 3.1%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg. (Pre-refunded date 11/15/30)(ee)	3.000	11/15/40	3,000	3,079,618
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	870,436
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,920	11,711,796

Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,000,352
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,935,064
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,305,211

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	995,815
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,000,012
Ohio Tpke. & Infrast. Commn. Rev., Jr. Lien, Series A-2, CABS	4.170(t)	02/15/40	5,135	2,856,051
Warren Cnty. Rev., Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,509,984
				28,264,339
Oklahoma 0.6%
Oklahoma Cnty. Auth. Rev., Astec Proj., 144A	6.500	06/15/64	2,500	2,518,896
Oklahoma Dev. Fin. Auth. Rev., OU Medicine Proj., Series B	5.000	08/15/38	250	252,164
Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,014,219
Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,635,869
				5,421,148
Pennsylvania 2.2%
Adams Cnty. General Auth. Rev., The Brethren Home Cmnty. Proj., Series A., Rfdg.	5.000	06/01/54	1,750	1,696,250
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,157,677
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	5,000	4,406,754

Doylestown Hosp. Auth. Rev., Rfdg., 144A	5.375	07/01/39	2,575	2,866,202
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	799,239
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,028,951
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,710,554
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,454,549
				20,120,176

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 8.3%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.143%(t)	07/01/33	1,826	$1,305,462
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,110,614
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,115,293
Restructured, Series A1, GO	4.000	07/01/37	856	825,043
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,074,286
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,008,338
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,575,140
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,797,067
Sub. Series Allowed CW, Prifa Rum	0.001(cc)	11/01/51	18,446	10,694,049
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.001(cc)	11/01/51	32,432	21,074,614
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series A-2, AMT	6.750	01/01/45	1,750	1,998,745
San Juan Cruise Term. Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,721,728
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.708(t)	07/01/33	1,000	756,620
Restructured, Series A-1, CABS	5.323(t)	07/01/46	51,183	17,325,781
Restructured, Series A-2	4.329	07/01/40	2,229	2,166,560
Restructured, Series A-1, CABS	5.568(t)	07/01/51	16,538	4,038,089
				76,587,429
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,352,763
South Carolina 1.4%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	859,160
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,815,427
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,626,000
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,154,453
Sub. Foothill Afford Hsg. Fndtn., Oaddicj Club & Fairway Proj. (Mandatory put date 09/01/35), 144A	6.875(cc)	03/01/65	3,000	2,995,423
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,385,851
AMT	4.000	07/01/55	2,000	1,720,091
				12,556,405
South Dakota 0.7%
South Dakota Hlth & Edl. Facs. Auth. Rev., Westhills Vlg. Retmnt. Cmnty. Issue, Series A, Rfdg.	5.000	09/01/55	6,160	6,148,665
Tennessee 0.7%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,925,066
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,500	1,546,164

Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev., Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	1,897,207
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	913,603
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	506,930
				6,788,970

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 6.3%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125%	02/15/53	1,500	$1,298,806
Series A, Rfdg.	4.000	08/15/41	1,520	1,327,678
Series A, Rfdg.	4.000	08/15/46	2,705	2,168,594

Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,291,592
Celina Independent Sch. Dist., GO, PSFG	5.250	02/15/55	3,300	3,512,562
Central Texas Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,100	1,099,375
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,015,586
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,645,549
Galveston Wharves & Term. Rev., Wharves & Term., 1st Lien, AMT	6.000	08/01/43	3,060	3,335,168
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,044,491
Harris Cnty. Muni. Util. Dist. No. 490, GO, BAM	4.500	03/01/49	4,190	4,025,792
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,000,015
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,503,044
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	1,600	1,712,484
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT(hh)	5.500	07/15/35	1,500	1,630,361

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,001,639
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,301,257
Sr. Living Foundation Proj., Series A, 144A	6.500	07/01/56	3,300	3,127,227
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	7,675	7,466,253
Westminster Proj., Rfdg.	4.000	11/01/49	500	420,400

Port Beaumont Nav. Dist. Facs. Rev., Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,008,405
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	921,027
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,099,985
Texas Muni. Gas Acq. & Sply. Corp. Rev., Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,173,164
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	577,505
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,268,313

Texas Trans. Fin. Corp. Rev., Sub. Bond, SH 288 Sys., Tela Supported, Series A, Rfdg.	5.500	10/01/55	3,500	3,810,813
				57,787,085
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	915,217
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,673,075
				2,588,292
Virginia 0.8%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,025,422

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000%	12/01/50	1,000	$798,705
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev., Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,634,700
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,533,988
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000	01/01/39	1,250	1,209,635
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	985,942
				7,188,392
Washington 1.6%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,000,089
Port of Seattle Rev., Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,633,507
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,100,407
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	993,280
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.(hh)	4.375	01/01/33	1,370	1,343,545
Horizon Hse. Proj. Series A, Rfdg.(hh)	6.250	01/01/61	1,000	982,598
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,100,169
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,861	1,807,234
Sustainable Cert., Series 2023-1, Class X	1.495(cc)	04/20/37	21,431	2,085,984
				15,046,813
Wisconsin 6.6%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	1,910	1,881,198
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,100	2,184,244
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,285	2,564,900
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	472,498
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	948,792
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,141,666
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,050,521
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	828,688
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,706,646
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	5,000	5,167,333
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60	1,200	1,102,105
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,405,418
Million Air Three LLC, Series B, 144A	7.000	09/01/54	2,500	2,637,459
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,163,644
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	1,008,341
Rans Bridgewater Proj., 144A	5.625	12/15/30	2,515	2,522,720
Rans Elevon Proj., 144A	5.000	07/15/30	705	710,069
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,434	1,432,352
Signorelli Proj., 144A	5.375	12/15/32	5,242	5,206,248
Sr. Georgia SR 400 Exp. Lanes Proj., AMT	6.500	12/31/65	4,000	4,403,852
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/54	3,500	3,635,377
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	700,000
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,200,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,500,026
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	340	340,207
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	1,250	1,266,637
The Meadows Proj., 144A	5.750	12/15/33	1,500	1,502,066
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,236,834
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,373,544

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000%	08/01/27	1,400	$1,413,222
Hope Christian Schs.	4.000	12/01/51	1,000	644,228
Hope Christian Schs.	4.000	12/01/56	3,100	1,912,414
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,168,386
				60,431,635

Total Municipal Bonds (cost $845,424,288)				824,331,820
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $900,914)	3.500	09/30/26	905	903,621

	Shares
Unaffiliated Exchange-Traded Funds 7.7%
iShares National Muni Bond ETF	328,250	35,263,897
VanEck High Yield Muni ETF	689,895	35,253,635

Total Unaffiliated Exchange-Traded Funds (cost $68,278,144)		70,517,532

Total Long-Term Investments (cost $914,603,346)		895,752,973

Short-Term Investment 2.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $22,294,634)	22,294,634	22,294,634

TOTAL INVESTMENTS 99.9% (cost $936,897,980)		918,047,607
Other assets in excess of liabilities(z) 0.1%		908,963

Net Assets 100.0%		$918,956,570

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AG—Assured Guaranty Inc.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
JPM—JPMorgan Chase Bank N.A.
OTC—Over-the-counter
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,584,016 and 0.3% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.

PGIM Muni High Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2025.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
119	5 Year U.S. Treasury Notes	Mar. 2026	$13,062,110	$18,515
Short Position:
119	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	14,391,562	(112,174)
				$(93,659)

Forward rate agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
5,000	12/02/25	—(1)	—(1)	$(24,768)	$—	$(24,768)	JPM
6,400	12/02/25	—(2)	—(2)	(45,442)	—	(45,442)	JPM
5,500	12/02/25	—(3)	—(3)	(43,774)	—	(43,774)	JPM
				$(113,984)	$—	$(113,984)
(1)	The Fund pays or receives payment based on 10 Year MMD AAA Rate plus/minus 2.710% upon termination.
(2)	The Fund pays or receives payment based on 15 Year MMD AAA Rate plus/minus 3.250% upon termination.
(3)	The Fund pays or receives payment based on 30 Year MMD AAA Rate plus/minus 4.130% upon termination.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).